Subsequent Events (Tables)	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Condensed Consolidating Balance Sheets

	As of September 30, 2011
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$—	$20,860	$3,109	$—	$23,969
Pawn loans	—	134,457	10,861	—	145,318
Signature loans, net	—	9,304	2,085	—	11,389
Auto title loans, net	—	3,222	—	—	3,222
Pawn service charges receivable, net	—	24,792	1,663	—	26,455
Signature loan fees receivable, net	—	5,215	133	—	5,348
Auto title loan fees receivable, net	—	1,427	—	—	1,427
Inventory, net	—	81,277	9,096	—	90,373
Deferred tax asset	12,728	5,397	—	—	18,125
Receivable from affiliates	66,450	(66,450)	—	—	—
Income taxes receivable	—	—	—	—	—
Prepaid expenses and other assets	29	25,976	4,606	—	30,611

Total current assets	79,207	245,477	31,553	—	356,237

Investments in unconsolidated affiliates	71,958	48,361	—	—	120,319
Investments in subsidiaries	84,303	44,323	—	(128,626)	—
Property and equipment, net	—	59,434	19,064	—	78,498
Deferred tax asset, non-current	—	—	—	—	—
Goodwill	—	163,897	9,309	—	173,206
Other assets, net	2,147	22,219	3,822	2	28,190

Total assets	$237,615	$583,711	$63,748	$(128,624)	$756,450

Liabilities and stockholders’ equity:
Current liabilities:
Current maturities of long-term debt	$—	$—	$—	$—	$—
Accounts payable and other accrued expenses	13	50,871	6,516	—	57,400
Customer layaway deposits	—	5,711	465	—	6,176
Intercompany Payables	(199,190)	178,375	20,761	54	—
Income taxes payable	9,552	(5,150)	(3,709)	—	693

Total current liabilities	(189,625)	229,807	24,033	54	64,269

Long-term debt, less current maturities	17,500	—	—	—	17,500
Deferred tax liability	5,940	1,563	828	—	8,331
Deferred gains and other long-term liabilities	—	2,102	—	—	2,102

Total liabilities	(166,185)	233,472	24,861	54	92,202

Commitments and contingencies
Stockholders’ equity:
Class A Non-voting Common Stock	461	12	—	(2)	471
Class B Voting Common Stock	30	(1)	1	—	30
Additional paid-in capital	221,526	98,980	50,568	(128,676)	242,398
Retained earnings	174,860	251,418	(4,183)	—	422,095
Accumulated other comprehensive income (loss)	6,923	(170)	(7,499)	—	(746)

Total stockholders’ equity	403,800	350,239	38,887	(128,678)	664,248

Total liabilities and stockholders’ equity	$237,615	$583,711	$63,748	$128,624	$756,450

	As of September 30, 2010
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$—	$23,862	$1,992	$—	$25,854
Pawn loans	—	113,944	7,257	—	121,201
Signature loans, net	—	9,828	947	—	10,775
Auto title loans, net	—	3,145	—	—	3,145
Pawn service charges receivable, net	—	20,573	1,053	—	21,626
Signature loan fees receivable, net	—	5,733	85	—	5,818
Auto title loan fees receivable, net	—	1,616	—	—	1,616
Inventory, net	—	66,547	4,955	—	71,502
Deferred tax asset	18,085	4,950	173	—	23,208
Receivable from affiliates	—	—	—	—	—
Income taxes receivable	3,185	(3,185)	—	—	—
Prepaid expenses and other assets	6	14,769	2,652	—	17,427

Total current assets	21,276	261,782	19,114	—	302,172

Investments in unconsolidated affiliates	58,259	43,127	—	—	101,386
Investments in subsidiaries	76,999	9,095	—	(86,094)	—
Property and equipment, net	—	49,031	13,262	—	62,293
Deferred tax asset, non-current	1,161	(1,101)	—	—	60
Goodwill	—	110,254	7,051	—	117,305
Other assets, net	217	20,938	2,041	—	23,196

Total assets	$157,912	$493,126	$41,468	$(86,094)	$606,412

Liabilities and stockholders’ equity:
Current liabilities:
Current maturities of long-term debt	$10,000	$—	$—	$—	$10,000
Accounts payable and other accrued expenses	90	44,859	4,714	—	49,663
Customer layaway deposits	—	5,940	169	—	6,109
Intercompany Payables	(251,158)	222,767	28,341	50	—
Income taxes payable	11,031	(5,147)	(2,197)	—	3,687

Total current liabilities	(230,037)	268,419	31,027	50	69,459

Long-term debt, less current maturities	15,000	—	—	—	15,000
Deferred tax liability	—	—	—	—	—
Deferred gains and other long-term liabilities	—	2,525	—	—	2,525

Total liabilities	(215,037)	270,944	31,027	50	86,984

Commitments and contingencies
Stockholders’ equity:
Class A Non-voting Common Stock	452	11	—	—	463
Class B Voting Common Stock	30	(1)	1	—	30
Additional paid-in capital	218,087	78,091	15,340	(86,144)	225,374
Retained earnings	156,329	145,954	(2,347)	—	299,936
Accumulated other comprehensive income (loss)	(1,949)	(1,873)	(2,553)	—	(6,375)

Total stockholders’ equity	372,949	222,182	10,441	(86,144)	519,428

Total liabilities and stockholders’ equity	$157,912	$493,126	$41,468	$(86,094)	$606,412

Condensed Consolidating Statements of Operation

	Year Ended September 30, 2011
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues:
Sales	$—	$452,039	$42,523	$—	$494,562
Pawn service charges	—	184,234	16,901	—	201,135
Signature loan fees	—	141,545	8,705	—	150,250
Auto title loan fees	—	21,701	—	—	21,701
Other	66,450	1,042	627	(66,450)	1,669

Total revenues	66,450	800,561	68,756	(66,450)	869,317

Cost of goods sold	—	268,068	27,552	—	295,620
Signature loan bad debt	—	33,735	2,593	—	36,328
Auto title loan bad debt	—	2,431	—	—	2,431

Net revenues	66,450	496,327	38,611	(66,450)	534,938

Operating expenses:
Operations	—	237,040	30,012	—	267,052
Administrative	—	70,160	5,110	—	75,270
Depreciation	—	14,326	3,163	—	17,489
Amortization	—	400	455	—	855
(Gain) loss on sale or disposal of assets	—	138	171	—	309

Total operating expenses	—	322,064	38,911	—	360,975

Operating income	66,450	174,263	(300)	(66,450)	173,963

Interest income	(15)	(341)	(2)	321	(37)
Interest expense	(8,436)	10,118	329	(321)	1,690
Equity in net income of unconsolidated affiliates	(8,945)	(7,292)	—	—	(16,237)
Other	—	(168)	4	—	(164)

Income before income taxes	83,846	171,946	(631)	(66,450)	188,711
Income tax expense	65,315	66,482	1,205	(66,450)	66,552

Net income	$18,531	$105,464	$(1,836)	$—	$122,159

	Year Ended September 30, 2010
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues:
Sales	$—	$390,243	$21,622	$—	$411,865
Pawn service charges	—	154,505	9,190	—	163,695
Signature loan fees	—	137,444	1,871	—	139,315
Auto title loan fees	—	17,707	—	—	17,707
Other	53,990	455	8	(53,990)	463

Total revenues	53,990	700,354	32,691	(53,990)	733,045

Cost of goods sold	—	236,426	14,696	—	251,122
Signature loan bad debt	—	30,558	1,151	—	31,709
Auto title loan bad debt	—	2,735	—	—	2,735

Net revenues	53,990	430,635	16,844	(53,990)	447,479

Operating expenses:
Operations	—	221,017	15,647	—	236,664
Administrative	—	50,170	2,570	—	52,740
Depreciation	—	12,344	1,686	—	14,030
Amortization	—	270	361	—	631
(Gain) loss on sale or disposal of assets	—	1,470	58	—	1,528

Total operating expenses	—	285,271	20,322	—	305,593

Operating income	53,990	145,364	(3,478)	(53,990)	141,886

Interest income	(148)	(267)	(3)	232	(186)
Interest expense	(9,028)	10,408	237	(232)	1,385
Equity in net income of unconsolidated affiliates	(3,928)	(6,822)	—	—	(10,750)
Other	—	(92)	(1)	—	(93)

Income before income taxes	67,094	142,137	(3,711)	(53,990)	151,530
Income tax expense	54,226	54,026	(26)	(53,990)	54,236

Net income	$12,868	$88,111	$(3,685)	$—	$97,294

	Year Ended September 30, 2009
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues:
Sales	$—	$319,272	$10,651	$—	$329,923
Pawn service charges	—	124,396	5,773	—	130,169
Signature loan fees	—	133,342	2	—	133,344
Auto title loan fees	—	3,589	—	—	3,589
Other	36,825	431	—	(36,825)	431

Total revenues	36,825	581,030	16,426	(36,825)	597,456

Cost of goods sold	—	196,918	6,671	—	203,589
Signature loan bad debt	—	33,552	1	—	33,553
Auto title loan bad debt	—	380	—	—	380

Net revenues	36,825	350,180	9,754	(36,825)	359,934

Operating expenses:
Operations	—	200,300	5,937	—	206,237
Administrative	—	39,134	1,363	—	40,497
Depreciation	—	11,541	720	—	12,261
Amortization	—	159	326	—	485
(Gain) loss on sale or disposal of assets	—	(1,029)	5	—	(1,024)

Total operating expenses	—	250,105	8,351	—	258,456

Operating income	36,825	100,075	1,403	(36,825)	101,478

Interest income	—	(461)	—	180	(281)
Interest expense	(9,198)	10,618	185	(180)	1,425
Equity in net income of unconsolidated affiliates	—	(5,016)	—	—	(5,016)
Other	—	—	38	—	38

Income before income taxes	46,023	94,934	1,180	(36,825)	105,312
Income tax expense	36,367	36,840	458	(36,825)	36,840

Net income	$9,656	$58,094	$722	$—	$68,472

Condensed Consolidated Statements of Cash Flows

	Year Ended September 30, 2011
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Consolidated
Operating Activities:
Net income	$18,531	$105,462	$(1,834)	$122,159
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	14,726	3,618	18,344
Signature loan and auto title loan loss provisions	—	12,521	2,531	15,052
Deferred taxes	12,458	191	998	13,647
(Gain) / loss on sale or disposal of assets	—	196	113	309
Stock compensation	—	13,208	—	13,208
Income from investments in unconsolidated affiliates	(8,945)	(7,292)	—	(16,237)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	—	(2,300)	(698)	(2,998)
Inventory, net	—	(3,506)	(1,916)	(5,422)
Prepaid expenses, other current assets, and other assets, net	(66,473)	57,985	(4,271)	(12,759)
Accounts payable and accrued expenses	51,892	(74,323)	29,312	6,881
Customer layaway deposits	—	(402)	332	(70)
Deferred gains and other long-term liabilities	—	(423)	78	(345)
Excess tax benefit from stock compensation	—	(3,230)	—	(3,230)
Income taxes	1,706	42	(1,846)	(98)

Net cash provided by (used in) operating activities	9,169	112,855	26,417	148,441

Investing Activities:
Loans made	—	(554,138)	(98,265)	(652,403)
Loans repaid	—	339,574	66,020	405,594
Recovery of pawn loan principal through sale of forfeited collateral	—	183,441	22,221	205,662
Additions to property and equipment	—	(24,651)	(10,125)	(34,776)
Proceeds on disposal of assets	—	—	—	—
Acquisitions, net of cash acquired	—	(62,768)	(5,151)	(67,919)
Investments in unconsolidated affiliates	—	—	—	—
Dividends from unconsolidated affiliates	4,118	3,156	—	7,274

Net cash provided by (used in) investing activities	4,118	(115,386)	(25,300)	(136,568)

Financing Activities:
Proceeds from exercise of stock options	397	—	—	397
Stock issuance costs related to acquisitions	—	—	—	—
Excess tax benefit from stock compensation	3,230	—	—	3,230
Debt issuance costs	(1,930)	(467)	—	(2,397)
Taxes paid related to net share settlement of equity awards	(7,484)	—	—	(7,484)
Proceeds on revolving line of credit	—	164,500	—	164,500
Payments on revolving line of credit	—	(147,000)	—	(147,000)
Proceeds from bank borrowings	2,500	(2,500)	—	—
Payments on bank borrowings	(10,000)	(15,004)	—	(25,004)

Net cash provided by (used in) financing activities	(13,287)	(471)	—	13,758

Net (decrease) increase in cash and cash equivalents	—	(3,002)	1,117	(1,885)
Cash and equivalents at beginning of period	—	23,862	1,992	25,854

Cash and equivalents at end of period	$—	$20,860	$3,109	$23,969

	Year Ended September 30, 2010
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Consolidated
Operating Activities:
Net income	$12,868	$88,112	$(3,686)	$97,294
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	12,627	2,034	14,661
Signature loan and auto title loan loss provisions	—	10,494	1,094	11,588
Deferred taxes	(3,022)	1,660	75	(1,287)
(Gain) / loss on sale or disposal of assets	—	1,472	56	1,528
Stock compensation	—	4,512	—	4,512
Income from investments in unconsolidated affiliates	(3,928)	(6,822)	—	(10,750)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	—	(3,742)	(570)	(4,312)
Inventory, net	—	(1,773)	(371)	(2,144)
Prepaid expenses, other current assets, and other assets, net	397	(3,983)	(2,691)	(6,277)
Accounts payable and accrued expenses	50,659	(57,510)	22,443	15,592
Customer layaway deposits	—	1,780	44	1,824
Deferred gains and other long-term liabilities	—	(422)	(314)	(736)
Excess tax benefit from stock compensation	—	(1,861)	—	(1,861)
Income taxes	5,841	270	(1,018)	5,093

Net cash provided by (used in) operating activities	62,815	44,814	17,096	124,725

Investing Activities:
Loans made	—	(504,305)	(41,274)	(545,579)
Loans repaid	—	313,255	22,577	335,832
Recovery of pawn loan principal through sale of forfeited collateral	—	162,407	11,817	174,224
Additions to property and equipment	—	(16,503)	(9,238)	(25,741)
Proceeds on disposal of assets	—	1,347	—	1,347
Acquisitions, net of cash acquired	—	(21,837)	—	(21,837)
Investments in unconsolidated affiliates	(57,772)	(1,416)	—	(59,188)
Dividends from unconsolidated affiliates	1,494	2,347	—	3,841

Net cash provided by (used in) investing activities	(56,278)	(64,705)	(16,118)	(137,101)

Financing Activities:
Proceeds from exercise of stock options	1,602	—	—	1,602
Stock issuance costs related to acquisitions	—	—	—	—
Excess tax benefit from stock compensation	1,861	—	—	1,861
Debt issuance costs	—	3	—	3
Taxes paid related to net share settlement of equity awards	—	—	—	—
Proceeds on revolving line of credit	63,050	—	—	63,050
Payments on revolving line of credit	(63,050)	—	—	(63,050)
Proceeds from bank borrowings	—	—	—	—
Payments on bank borrowings	(10,000)	—	—	(10,000)

Net cash provided by (used in) financing activities	(6,537)	3	—	(6,534)

Net (decrease) increase in cash and cash equivalents	—	(19,888)	978	(18,910)
Cash and equivalents at beginning of period	—	43,750	1,014	44,764

Cash and equivalents at end of period	$—	$23,862	$1,992	$25,854

	Year Ended September 30, 2009
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Consolidated
Operating Activities:
Net income	$9,656	$58,094	$722	$68,472
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	11,700	1,046	12,746
Signature loan and auto title loan loss provisions	—	9,023	—	9,023
Deferred taxes	2,800	(87)	(220)	2,493
(Gain) / loss on sale or disposal of assets	—	(1,029)	5	(1,024)
Stock compensation	—	3,701	—	3,701
Income from investments in unconsolidated affiliates	—	(5,016)	—	(5,016)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	—	(1,333)	(75)	(1,408)
Inventory, net	—	(493)	(290)	(783)
Prepaid expenses, other current assets, and other assets, net	(6)	(4,289)	(472)	(767)
Accounts payable and accrued expenses	(55,352)	47,116	4,587	(3,649)
Customer layaway deposits	—	817	44	861
Deferred gains and other long-term liabilities	—	(425)	62	(363)
Excess tax benefit from stock compensation	—	(1,789)	—	(1,789)
Income taxes	1,760	1,399	(1,039)	2,120

Net cash provided by (used in) operating activities	(41,142)	117,389	4,370	80,617

Investing Activities:
Loans made	—	(430,423)	(15,600)	(446,023)
Loans repaid	—	267,232	9,023	276,255
Recovery of pawn loan principal through sale of forfeited collateral	—	147,851	6,384	154,235
Additions to property and equipment	—	(15,492)	(3,772)	(19,264)
Proceeds on disposal of assets	—	1,062	—	1,062
Acquisitions, net of cash acquired	—	(40,185)	(737)	(40,922)
Investments in unconsolidated affiliates	—	—	—	—
Dividends from unconsolidated affiliates	—	1,634	—	1,634

Net cash provided by (used in) investing activities	—	(68,321)	(4,702)	(73,023)

Financing Activities:
Proceeds from exercise of stock options	4,943	—	—	4,943
Stock issuance costs related to acquisitions	—	(442)	—	(442)
Excess tax benefit from stock compensation	1,789	—	—	1,789
Debt issuance costs	(590)	(589)	—	(1,179)
Taxes paid related to net share settlement of equity awards	—	—	—	—
Net proceeds (payments) on revolving line of credit	—	—	—	—
Proceeds from bank borrowings	40,000	—	—	40,000
Payments on bank borrowings	(5,000)	(30,385)	—	(35,385)

Net cash provided by (used in) financing activities	41,142	(31,416)	—	9,726

Net (decrease) increase in cash and cash equivalents	—	17,652	(332)	17,320
Cash and equivalents at beginning of period	—	26,098	1,346	27,444

Cash and equivalents at end of period	$—	$43,750	$1,014	$44,764